Stock Options (Details 2)	12 Months Ended
Dec. 31, 2015 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	1.46%
Risk - free interest rate	0.44%
Expected volatility	22.32%
Expected life of options	8 years
Weighted average exercise price	$ 83.89